Short-Term Investments (Details)					1 Months Ended
	Apr. 30, 2026 shares	Mar. 04, 2026 USD ($) Years $ / shares shares	Nov. 28, 2025 $ / shares shares	Oct. 31, 2024 shares	Oct. 31, 2025 USD ($) Years shares	Oct. 31, 2025 $ / shares shares
Short-Term Investments [Line Items]
Warrants exercised	145			145	1
Stockholders' equity, reverse stock split			1-for-6
Warrants expire					Oct. 31, 2028
Investment (in Dollars) | $		$ 650,001
Number of shares received in transaction		371,429
Polyrizon Ltd. [Member]
Short-Term Investments [Line Items]
Shares issued			1
Par value (in Dollars per share) | $ / shares
Third Party Investor [Member]
Short-Term Investments [Line Items]
Additional purchased taurus shares					111,065
Payment of purchased additional taurus shares (in Dollars) | $					$ 48,150
Taurus Warrants [Member]
Short-Term Investments [Line Items]
Shares issued						13,020,000
Exercise price (in Dollars per share) | $ / shares						$ 0.064
Share price | $ / shares						$ 0.03
Volatility					70.00%
Risk-free interest rate					2.89%
Expected life (in Years) | Years					2.51
Taurus Warrants [Member] | Polyrizon Ltd. [Member]
Short-Term Investments [Line Items]
Shares issued			6
Taurus Shares [Member]
Short-Term Investments [Line Items]
Shares issued						13,020,000
Public Offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars) | $					$ 466,441
QXL Warrants [Member]
Short-Term Investments [Line Items]
Shares issued		297,143
Share price | $ / shares		$ 3.11
Volatility		86.35%
Risk-free interest rate		4.02%
Expected life (in Years) | Years		4.85